Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Summary of Principal Accounting Policies [Abstract]
Schedule of property and equipment are stated at cost less accumulated depreciation and any recorded impairment
Category	Estimated useful life
Leasehold improvements	Over the shorter of the lease term or estimated useful lives
Buildings	20 years
Furniture, fixtures and equipment	3-10 years
Motor vehicles	3-5 years

Schedule of intangible assets have estimated useful lives
Category	Estimated useful life
Software	3-10 years
Medical license	15 years
Customer relationship	6.4 years

Schedule of convertible loans measured at fair value on a recurring basis
	For the years ended December 31,
	2021	2022	2022
	RMB	RMB	US$
Opening balance	2,232	27,859	4,039
New convertible loans issued	32,344	—	—
Conversion of other payable to convertible loan	4,534	—	—
Conversion of convertible loans	(20,110)	(27,739)	(4,022)
Loss (gain) on change in fair value of convertible loan	9,073	(144)	(21)
Other comprehensive income -foreign exchange translations	(214)	39	6
Total	27,859	15	2

Schedule of disaggregation of revenue
	For the years ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$

Cancer screening and detection tests	18,445	14,947	8,078	1,171
Physical checkup packages	2,064	1,654	1,574	228
Technology service	—	1,284	2,186	317
Retail revenue	—	101	206	30
Total revenues	20,509	17,986	12,044	1,746